INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Significant associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	$ 342,928,809	$ 352,814,733
Liabilities	303,879,080	312,817,182
Total other comprehensive income	(3,720,257)	2,889,849	$ 1,814,640
Associates | P.A. Viva Malls
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	3,492,834	3,152,529
Liabilities	101,653	19,705
Income from ordinary activities	849,928	689,794
Profits (loss)	327,838	418,410
Dividends	104,623	35,905
Associates | Proteccion S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	2,955,547	2,619,197
Liabilities	666,280	624,052
Total other comprehensive income	80,088	89,419
Income from ordinary activities	1,597,171	2,993,740
Profits (loss)	$ 303,460	$ 227,514